UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal

Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 29, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (57.4%)
	ALABAMA
$1,036	University of Alabama	3.00	05/01/2021	12.27	$750
144	University of Montevallo	3.00	05/01/2023	12.3	93
	CALIFORNIA
308	Azusa Pacific University	3.00	04/01/2017	12.96	241
125	Monterey Peninsula College	3.00	10/01/2018	11.95	92
210	San Diego State University	3.00	11/01/2021	11.93	143
435	San Francisco State University	3.00	11/01/2021	11.93	295
	MARYLAND
450	Western Maryland College	3.00	11/01/2016	12.44	357
	MASSACHUSETTS
120	Atlantic Union College	3.00	11/01/2023	12.68	75
487	Boston University	3.00	12/31/2022	11.87	307
	MICHIGAN
380	Albion College	3.00	10/01/2015	12.51	313
1,717	Finlandia University	3.50	08/01/2014	12.70	1,146
	MINNESOTA
107	Augsburg College	3.00	04/01/2016	12.95	87
260	College of St. Thomas	3.00	04/01/2017	12.95	212
	NEBRASKA
33	University of Nebraska	3.00	07/01/2013	10.59	31

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 29, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost
	NEW HAMPSHIRE
53	New England College	3.625	10/01/2013	12.37	49
465	New England College	3.00	04/01/2019	12.96	337
	NEW JERSEY
57	Fairleigh Dickinson University	3.00	11/01/2020	12.09	40
	NEW YORK
210	Long Island University	3.00	06/01/2016	12.34	164
579	Sarah Lawrence College	3.00	11/01/2021	12.64	395
	NORTH CAROLINA
48	Montreat-Anderson College	3	12/01/2019	12.19	33
	OHIO
665	Case Western Reserve University	3.00	04/01/2016	10.54	572
27	University of Steubenville	3.375	04/01/2012	12.88	26
129	University of Steubenville	3.00	04/01/2017	12.96	101
	PENNSYLVANIA
232	Carnegie - Mellon University	3.00	11/01/2017	10.45	191
200	Harcum Junior College	3.00	11/01/2015	12.44	166
27	Swarthmore College	3.00	05/01/2014	12.30	25
93	Temple University	3.375	11/01/2014	11.99	83
	RHODE ISLAND
156	Community College of Rhode Island	3.00	04/01/2018	12.10	122
	SOUTH CAROLINA
315	College of Charleston	3.00	07/01/2016	12.02	249
155	Morris College	3.00	11/01/2013	12.42	139
	TEXAS
33	St. Edward’s University	3.625	04/01/2013	12.80	31
123	Texas Tech University	3.625	03/01/2013	10.80	117
355	Texas Tech University	3.50	03/01/2012	10.83	349
	VERMONT
420	Middlebury College	3.00	04/01/2018	12.87	317
1,300	University of Vermont	3.00	10/01/2019	12.19	949

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 29, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A) (Unaudited)	Amortized Cost
		VIRGINIA
340		Old Dominion University	3.00	06/01/2013		11.70	302

11,794	(B)	TOTAL COLLEGE & UNIVERSITY LOANS					8,899

		Allowance for Loan Losses (-1.6%)					(257)

		Net Loans of the Trust					8,642

		INVESTMENT AGREEMENTS (44.2%)

2,600		FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,600
4,257		FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00	4,257

6,857		Total Investment Agreements					6,857

$18,651		Total Investments (100.0%)					$15,499

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis in the Loans is approximately $11,794.
(C)	Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust One

By (Signature and Title) /s/ Laura S Cawley, Vice President

Date April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan Calder, Executive Vice President

Date April 30, 2012